UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Argentina (0.3%)

YPF SA ADR	184,400	$2,655,360

		2,655,360
Australia (3.3%)

Cardno, Ltd.	568,769	2,900,371

Dexus Property Group(R)	3,761,145	3,933,879

Flight Centre, Ltd.	138,535	5,175,012

Lend Lease Group	306,514	2,918,803

Medusa Mining, Ltd.	580,223	1,369,826

Monadelphous Group, Ltd.(S)	201,136	3,022,473

Nufarm, Ltd.	819,023	3,570,360

Wotif.com Holdings, Ltd.	862,251	4,559,563

		27,450,287
Austria (0.7%)

Andritz AG	77,120	4,166,574

EVN AG	129,468	1,688,137

		5,854,711
Canada (7.7%)

AuRico Gold, Inc.	565,600	2,875,054

Canaccord Financial, Inc.(S)	564,643	3,409,371

Centerra Gold, Inc.(S)	755,400	2,783,340

Corus Entertainment, Inc. Class B(S)	184,300	4,268,187

Dollarama, Inc.	71,600	5,022,877

Domtar Corp.	63,309	4,588,003

Ensign Energy Services, Inc.	411,524	6,736,014

Industrial Alliance Insurance and Financial Services, Inc.	90,000	3,388,184

InnVest Real Estate Investment Trust(R)	713,600	3,269,448

Lululemon Athletica, Inc.(NON)(S)	54,099	4,217,817

Lundin Mining Corp.(NON)	921,348	3,794,701

MacDonald Dettwiler & Associates, Ltd.	62,500	4,203,641

Metro, Inc.	76,200	5,101,560

Mullen Group, Ltd.	254,800	5,284,013

Open Text Corp.(NON)(S)	85,374	5,809,632

		64,751,842
China (1.5%)

AAC Technologies Holdings, Inc.	1,054,500	5,949,087

China BlueChemical, Ltd.	10,936,000	6,745,630

		12,694,717
Denmark (2.4%)

D/S Norden	107,994	3,471,443

DSV A/S	131,380	3,147,856

H. Lundbeck A/S	206,456	3,966,804

Sydbank A/S(NON)	200,653	4,479,553

Topdanmark A/S(NON)	200,990	5,107,785

		20,173,441
France (3.0%)

Cap Gemini SA	110,518	5,345,212

M6-Metropole Television	191,833	2,952,114

Nexity	62,773	2,244,458

Publicis Group SA	76,314	5,426,049

SEB SA	49,957	3,922,260

Teleperformance	117,802	5,520,479

		25,410,572
Germany (7.2%)

Aurubis AG	83,558	5,041,857

Bertrandt AG	34,123	3,698,505

Bilfinger SE(S)	48,641	5,091,143

Carl Zeiss Meditec AG	122,190	3,908,574

Gerresheimer AG	123,954	7,449,561

Gerry Weber International AG(S)	107,117	4,562,369

Gildemeister AG(S)	321,649	7,455,480

Hugo Boss AG	27,652	3,090,271

Krones AG	26,955	1,967,383

Leoni AG	113,063	5,732,873

MTU Aero Engines Holding AG	53,542	5,402,012

Software AG	120,144	4,154,600

Vossloh AG(S)	28,624	2,864,320

		60,418,948
Hong Kong (3.3%)

China New Town Development Co., Ltd.(NON)	1	—

Dah Sing Financial Holdings	751,600	3,339,755

Hutchison Telecommunications Hong Kong Holdings, Ltd.	10,112,000	5,468,684

SmarTone Telecommunications Holdings, Ltd.	2,516,000	4,372,830

Techtronic Industries Co.	2,125,500	5,477,655

Television Broadcasts, Ltd.	693,300	5,012,787

Wing Hang Bank, Ltd.	448,500	4,278,092

		27,949,803
Ireland (1.2%)

C&C Group PLC	765,410	4,563,263

Kingspan Group PLC	433,036	5,338,778

		9,902,041
Italy (2.3%)

Ansaldo STS SpA	502,785	4,762,465

Danieli & Co. SpA(S)	167,342	4,225,247

De'Longhi SpA	318,093	4,845,969

DiaSorin SpA(S)	147,530	5,889,180

		19,722,861
Japan (22.6%)

ABC-Mart, Inc.	83,600	3,031,295

Aeon Credit Service Co., Ltd.	137,700	3,691,853

Aeon Delight Co., Ltd.	307,400	5,645,493

Ain Pharmaciez, Inc.	86,000	3,363,069

Arnest One Corp.	326,800	5,959,522

Capcom Co., Ltd.	238,300	3,828,981

Century Tokyo Leasing Corp.	139,500	3,555,047

Chiyoda Corp.	512,000	5,548,155

Credit Saison Co., Ltd.	143,900	3,368,101

Dowa Holdings Co., Ltd.	590,000	4,899,495

Fuyo General Lease Co., Ltd.	96,100	3,541,638

Gunma Bank, Ltd. (The)	880,000	4,358,462

Hisamitsu Pharmaceutical Co., Inc.	75,700	3,721,059

Horiba, Ltd.	151,200	5,399,170

Itochu Techno-Solutions Corp.	97,500	4,183,260

Japan Petroleum Exploration Co.	174,000	7,357,485

JSR Corp.	249,500	4,851,260

Kakaku.com, Inc.	212,400	5,120,560

Kamigumi Co., Ltd.	498,000	3,778,646

Kansai Paint Co., Ltd.	407,000	5,309,337

Kobayashi Pharmaceutical Co., Ltd.	107,200	5,113,883

Kurita Water Industries, Ltd.	276,100	6,012,963

Kuroda Electric Co., Ltd.	245,300	3,109,109

KYORIN Holdings, Inc.	251,800	5,557,699

Mandom Corp.	169,800	5,417,203

Maruichi Steel Tube, Ltd.	181,200	4,480,257

Misumi Group, Inc.	174,200	4,491,632

Moshi Moshi Hotline, Inc.(S)	358,000	3,972,766

Musashino Bank, Ltd. (The)	82,900	2,591,149

Nihon Kohden Corp.	132,100	4,740,207

Nippo Corp.	263,000	3,415,684

Nitto Denko Corp.	75,900	4,531,495

Park24 Co., Ltd.	197,000	3,645,802

Rinnai Corp.	59,900	4,741,666

Sawai Pharmaceutical Co., Ltd.	43,900	4,803,984

Shimamura Co., Ltd.	41,200	4,718,608

Ship Healthcare Holdings, Inc.	147,400	5,353,789

Stanley Electric Co., Ltd.	217,400	3,985,246

Sumitomo Real Estate Sales Co., Ltd.	77,590	4,366,914

Taikisha, Ltd.	239,400	5,312,272

Toridoll.corp(S)	152,900	1,757,534

Tsuruha Holdings, Inc.	44,900	3,634,225

Unipres Corp.	204,700	3,793,169

		190,059,144
Jersey (0.6%)

Genel Energy PLC(NON)	348,722	4,979,463

		4,979,463
Mexico (0.4%)

Grupo Financiero Banorte SAB de CV	531,300	3,396,545

		3,396,545
Netherlands (2.2%)

Aalberts Industries NV	231,550	5,224,457

Arcadis NV	185,531	5,152,582

Koninklijke Boskalis Westminster NV	119,571	4,736,094

Nutreco NV	89,294	3,794,879

		18,908,012
Norway (2.3%)

Fred Olsen Energy ASA(S)	192,892	8,114,422

SpareBank 1 SR-Bank ASA	605,713	5,363,238

TGS-NOPEC Geophysical Co. ASA(S)	177,243	6,175,799

		19,653,459
Singapore (0.9%)

Great Eastern Holdings, Ltd.	219,000	3,137,374

M1, Ltd.	1,746,000	4,328,522

		7,465,896
South Korea (7.3%)

BS Financial Group, Inc.	309,870	4,268,473

Daelim Industrial Co., Ltd.	40,484	3,394,618

Daum Communications Corp.	52,380	3,942,669

DGB Financial Group, Inc.	560,610	8,372,952

Dongbu Insurance Co., Ltd.	100,980	4,442,678

GS Home Shopping, Inc.	28,984	6,330,064

Hyundai Marine & Fire Insurance Co., Ltd.	142,870	4,104,388

Hyundai Mipo Dockyard	25,887	3,119,651

Korea Zinc Co., Ltd.	12,620	3,613,182

KT Corp.	83,570	2,858,201

LIG Insurance Co., Ltd.	126,380	2,767,984

Mando Corp.	57,630	4,967,056

S1 Corp.	80,883	4,648,861

Seah Besteel Corp.	165,654	4,860,613

		61,691,390
Spain (0.4%)

Prosegur Compania de Securidad SA	679,914	3,769,195

		3,769,195
Sweden (2.3%)

AF AB Class B	173,038	4,397,833

Boliden AB	265,009	3,786,248

Intrum Justita AB	260,723	5,460,507

JM AB(S)	259,736	5,593,952

		19,238,540
Switzerland (5.7%)

Aryzta AG	89,186	5,105,492

Baloise Holding AG	48,296	4,728,418

Banque Cantonale Vaudoise (BCV)	6,735	3,501,264

Barry Callebaut AG	5,074	4,727,204

Bucher Industries AG	22,601	5,287,111

Burckhardt Compression Holding AG	12,103	4,595,449

Forbo Holding AG	6,703	4,128,697

Georg Fischer AG	11,320	5,180,096

Partners Group Holding AG	23,140	5,879,719

Sika AG	2,062	5,085,324

		48,218,774
Taiwan (0.7%)

Radiant Opto-Electronics Corp.	666,543	2,503,695

TSRC Corp.	1,839,200	3,698,106

		6,201,801
Turkmenistan (0.6%)

Dragon Oil PLC	501,544	4,748,333

		4,748,333
United Kingdom (19.6%)

Aberdeen Asset Management PLC	746,310	5,213,375

Admiral Group PLC	211,192	4,278,984

Amlin PLC	629,060	3,946,059

Ashmore Group PLC	796,845	4,769,469

Barratt Developments PLC(NON)	1,255,968	6,019,254

Beazley PLC	961,194	3,416,154

Berkeley Group Holdings PLC	163,293	5,210,709

Bunzl PLC	269,283	5,238,134

Burberry Group PLC	209,110	4,557,638

Cape PLC	821,156	3,307,998

Close Brothers Group PLC	376,016	5,646,134

DS Smith PLC	1,478,995	5,382,096

Halma PLC	579,575	4,536,659

IMI PLC	266,671	5,215,931

Inchcape PLC	556,672	4,591,964

Interserve PLC	683,510	5,056,231

Intertek Group PLC	96,632	4,708,228

Kazakhmys PLC	363,307	1,770,320

Meggitt PLC	710,664	5,688,115

Mitie Group PLC	1,134,578	4,447,021

Morgan Sindall Group PLC	258,246	2,225,887

Next PLC	78,828	5,503,220

Persimmon PLC	327,253	6,037,002

Provident Financial PLC	133,948	3,106,640

Rathbone Brothers PLC	145,989	3,431,233

Rexam PLC	552,350	4,415,889

Rotork PLC	115,727	4,975,136

Savills PLC	607,925	5,452,956

Schroders PLC	92,665	3,289,115

Spectris PLC	140,263	4,405,132

Speedy Hire PLC	5,365,898	4,651,456

Tate & Lyle PLC	214,380	2,654,367

Thomas Cook Group PLC(NON)(S)	2,524,103	5,470,479

UBM PLC	418,242	4,564,717

Ultra Electronics Holdings PLC	103,917	2,769,948

Whitbread PLC	125,551	5,442,138

William Hill PLC	565,528	3,761,305

		165,157,093
United States (0.6%)

Aspen Insurance Holdings, Ltd.(S)	135,214	4,967,760

		4,967,760

Total common stocks (cost $739,558,448)		$835,439,988

SHORT-TERM INVESTMENTS (8.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	56,565,178	$ 56,565,178

Putnam Short Term Investment Fund 0.01%(AFF)	9,547,229	9,547,229

SSgA Prime Money Market Fund 0.03%(P)	1,260,000	1,260,000

U.S. Treasury Bills with an effective yield of 0.14%, March 6, 2014(SEGSF)	$441,000	440,662

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014(SEGSF)	909,000	908,436

Total short-term investments (cost $68,720,995)		$68,721,505

TOTAL INVESTMENTS

Total investments (cost $808,279,443)(b)		$904,161,493

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $238,303,219) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/13	$1,984,264	$2,146,042	$(161,778)
	Euro	Buy	6/19/13	3,551,973	3,548,390	3,583
Barclays Bank PLC
	British Pound	Buy	6/19/13	2,307,124	2,276,358	30,766
	Canadian Dollar	Buy	7/17/13	5,154,739	5,144,203	10,536
	Euro	Buy	6/19/13	8,102,362	8,106,656	(4,294)
	Hong Kong Dollar	Sell	8/22/13	9,448,110	9,451,317	3,207
	Japanese Yen	Sell	8/22/13	233,703	308,511	74,808
	Singapore Dollar	Buy	8/22/13	1,564,684	1,604,413	(39,729)
	Swedish Krona	Buy	6/19/13	11,516	11,791	(275)
	Swiss Franc	Buy	6/19/13	6,056,240	6,113,997	(57,757)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	3,864,243	4,184,555	(320,312)
	British Pound	Buy	6/19/13	507,579	501,397	6,182
	British Pound	Sell	6/19/13	507,579	507,037	(542)
	Danish Krone	Sell	6/19/13	9,294,302	9,312,365	18,063
	Euro	Buy	6/19/13	12,504,698	12,510,315	(5,617)
	Japanese Yen	Sell	8/22/13	14,734,371	15,219,745	485,374
	Singapore Dollar	Buy	8/22/13	3,941,934	4,043,518	(101,584)
Credit Suisse International
	Australian Dollar	Buy	7/17/13	3,155,816	3,416,155	(260,339)
	British Pound	Buy	6/19/13	7,951,875	7,880,976	70,899
	British Pound	Sell	6/19/13	7,951,875	7,805,090	(146,785)
	Canadian Dollar	Buy	7/17/13	1,736,136	1,754,229	(18,093)
	Euro	Buy	6/19/13	8,771,006	8,775,249	(4,243)
	Japanese Yen	Sell	8/22/13	7,597,366	7,848,039	250,673
	New Zealand Dollar	Buy	7/17/13	1,500,268	1,574,643	(74,375)
	Norwegian Krone	Sell	6/19/13	5,106,940	5,174,658	67,718
	Swiss Franc	Buy	6/19/13	5,212,817	5,183,244	29,573
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	3,090,269	3,345,104	(254,835)
	Euro	Buy	6/19/13	15,994,018	16,003,602	(9,584)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	2,710,628	2,932,196	(221,568)
	Euro	Sell	6/19/13	3,361,935	3,350,722	(11,213)
	Norwegian Krone	Sell	6/19/13	989,613	1,041,987	52,374
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	3,758,051	4,067,205	(309,154)
	British Pound	Sell	6/19/13	2,474,089	2,432,799	(41,290)
	Euro	Buy	6/19/13	2,395,626	2,372,963	22,663
	Japanese Yen	Sell	8/22/13	4,735,127	4,891,260	156,133
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/13	2,666,262	2,883,730	(217,468)
	Canadian Dollar	Sell	7/17/13	314,698	320,227	5,529
	Euro	Buy	6/19/13	6,506,145	6,507,641	(1,496)
	Israeli Shekel	Buy	7/17/13	4,570,503	4,620,777	(50,274)
	Japanese Yen	Buy	8/22/13	2,201,891	2,170,068	31,823
	Norwegian Krone	Sell	6/19/13	3,261,385	3,305,424	44,039
	Swedish Krona	Buy	6/19/13	6,910,458	7,064,003	(153,545)
UBS AG
	Australian Dollar	Sell	7/17/13	835,037	539,730	(295,307)
	British Pound	Buy	6/19/13	574,730	553,546	21,184
	Canadian Dollar	Buy	7/17/13	4,116,699	4,197,017	(80,318)
	Euro	Buy	6/19/13	10,824,250	10,861,306	(37,056)
	Euro	Sell	6/19/13	10,824,250	10,833,211	8,961
	Norwegian Krone	Sell	6/19/13	2,272,386	2,319,521	47,135
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	3,390,909	3,670,482	(279,573)
	British Pound	Buy	6/19/13	1,545,679	1,526,761	18,918
	British Pound	Sell	6/19/13	1,545,679	1,544,052	(1,627)
	Euro	Buy	6/19/13	520,330	544,992	(24,662)

Total						$(1,724,552)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $842,273,007.
(b)	The aggregate identified cost on a tax basis is $813,194,262, resulting in gross unrealized appreciation and depreciation of $146,161,490 and $55,194,259, respectively, or net unrealized appreciation of $90,967,231.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$17,980,559	$111,732,429	$129,712,988	$16,801	$—
	Putnam Short Term Investment Fund *	—	81,165,779	71,618,550	2,378	9,547,229
	Totals	$17,980,559	$192,898,208	$201,331,538	$19,179	$9,547,229
	*Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $53,330,713, which includes an amount for securities that are deemed worthless at period end. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $56,565,178, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,352,032 to cover certain derivatives contracts.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Industrials	25.1%
	Consumer discretionary	19.8
	Financials	18.6
	Materials	10.4
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,823,378 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $1,076,265.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$2,655,360	$—	$—
Australia	—	27,450,287	—
Austria	—	5,854,711	—
Canada	64,751,842	—	—
China	—	12,694,717	—
Denmark	—	20,173,441	—
France	—	25,410,572	—
Germany	—	60,418,948	—
Hong Kong	—	27,949,803	—
Ireland	—	9,902,041	—
Italy	—	19,722,861	—
Japan	—	190,059,144	—
Jersey	—	4,979,463	—
Mexico	3,396,545	—	—
Netherlands	—	18,908,012	—
Norway	—	19,653,459	—
Singapore	—	7,465,896	—
South Korea	—	61,691,390	—
Spain	—	3,769,195	—
Sweden	—	19,238,540	—
Switzerland	—	48,218,774	—
Taiwan	—	6,201,801	—
Turkmenistan	—	4,748,333	—
United Kingdom	—	165,157,093	—
United States	4,967,760	—	—
Total common stocks	75,771,507	759,668,481	—
Short-term investments	10,807,229	57,914,276	—

Totals by level	$86,578,736	$817,582,757	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,724,552)	$—

Totals by level	$—	$(1,724,552)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,460,141	$3,184,693

Total	$1,460,141	$3,184,693

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$271,200,000
Warrants (number of warrants)	89,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013